BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION [Abstract]
Disclosure of detailed information about estimated useful life [Table Text Block]
Plant, property and equipment groups	Depreciation rates
Computers and software	30%
Office furniture and office equipment	20%
Vehicles	30%
Mobile equipment	20%
Buildings and infrastructure	4% to 10%
Water wells	10%
Roads	8%
Site equipment	8% to 30%